SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements, reflecting the operations of Quoin Inc. since inception and include the accounts of Quoin Ltd. since the date of the Merger. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the unaudited condensed consolidated financial statements of the Company as of June 30, 2022 and for the three and six months then ended. The results of operations for the three and six months ended June 30, 2022 are not necessarily indicative of the operating results for the year or any other period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and related disclosures as of December 31, 2021 and for the year then ended which are included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021. The Company operates in one segment.

Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could materially differ from those estimates. Management considers many factors in selecting appropriate financial accounting policies and controls, and in developing the estimates and assumptions that are used in the preparation of these financial statements. In addition, other factors may affect estimates, including: expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that falls within that range of reasonable estimates.

Reclassification:

Certain 2021 amounts were reclassified to conform to the current year presentation. The amount reclassified included  the short term portion from long term portion due to officers.

Other risks and uncertainties:

The Company is subject to risks common to development stage biopharmaceutical companies including, but not limited to, new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, product liability, pre-clinical and clinical trial outcome risks, regulatory approval risks, uncertainty of market acceptance and additional financing requirements.

The Company’s products require approval or clearance from the U.S. Food and Drug Administration (“FDA”) prior to commencing commercial sales in the United States. There can be no assurance that the Company’s products will receive all of the required approvals or clearances. Approvals or clearances are also required in foreign jurisdictions in which the Company may license or sell its products.

There can be no assurance that the Company’s products, if approved, will be accepted in the marketplace, nor can there be any assurance that any future products can be developed or manufactured at an acceptable cost and with appropriate performance characteristics, or that such products will be successfully marketed.

The Company is also dependent on several third party suppliers, in some cases single-source suppliers which include the supplier of the active pharmaceutical ingredient (API) as well as the contract manufacturer of the drug substance for the expected clinical development.

Coronavirus (“COVID-19”) created a global pandemic, which commenced in 2020. The Company’s operations, to date, have not been dramatically affected by COVID-19. However, the extent of any future impact on the Company’s operational and financial performance will depend on the possibility of a resurgence and resulting severity of COVID-19 with respect to the Company’s access to API and drug product for clinical testing , as well as our ability to safely and efficiently conduct planned clinical trials.

Cash:

The Company considers all highly liquid investments and short-term debt instruments with original maturities of three months or less to be cash equivalents. The Company, from time to time during the periods presented, has had bank account balances in excess of federally insured limits where substantially all cash is held in the United States. The Company has not experienced losses in such accounts. The Company believes that it is not subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Long-lived assets:

Long-lived assets are comprised of acquired technology and licensed rights to use technology, which are considered platform technology with alternative future uses beyond the current products in development. Such intangible assets are being amortized on a straight-line basis over their expected useful life of 10 years.

The Company assesses the impairment for long-lived assets whenever events or circumstances indicate the carrying value may not be recoverable. Factors we consider that could trigger an impairment review include the following:

●	Significant changes in the manner of our use of the acquired assets or the strategy for our overall business,
●	Significant underperformance relative to expected historical or projected development milestones,
●	Significant negative regulatory or economic trends, and
●	Significant technological changes which could render the platform technology obsolete.

The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value. During the three and six months ended June 30, 2022 and 2021, there were no impairment indicators which required an impairment loss measurement.

Research and development:

Research and development costs are expensed as incurred. Research and development expenses include personnel costs associated with research and development activities, including third-party contractors to perform research, conduct clinical trials and manufacture drug supplies and materials. The Company accrues for costs incurred by external service providers, including contract research organizations and clinical investigators, based on its estimates of service performed and costs incurred. These estimates include the level of services performed by third parties, patient enrollment in clinical trials when applicable, administrative costs incurred by third parties, and other indicators of the services completed. Based on the timing of amounts invoiced by service providers, the Company may also record payments made to those providers as prepaid expenses that will be recognized as expense in future periods as the related services are rendered.

Stock based compensation:

The Company recognizes compensation costs resulting from the issuance of stock-based awards to employees, non-employees and directors as an expense in the consolidated statements of operations over the requisite service period based on a measurement of fair value for each stock-based award. The fair value of each option grant to employees, non-employees and directors is estimated as of the date of grant using the Black-Scholes option-pricing model, net of actual forfeitures. The fair value is amortized as compensation cost on a straight-line basis over the requisite service period of the awards, which is generally the vesting period.

The Company’s expected stock volatility is based on the historical data regarding the volatility of a publicly traded set of peer companies, since it has limited history of trading as a public company. The Company utilizes the simplified method to estimate the expected term. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield was assumed to be zero as the Company has not paid and dividends since its inception and does not anticipate paying dividends in the foreseeable future.

Income taxes:

The Company accounts for its income taxes using the asset and liability method. Accordingly, deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Tax benefits are recognized when it is probable that the deduction will be sustained. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will expire before the Company is able to realize the benefit, or that future deductibility is uncertain. As of June 30, 2022 and December 31, 2021, the Company maintained a full valuation allowance on its existing deferred tax assets.

The Company filed U.S. Federal, various state and international income tax returns. The Company also accounts for uncertain tax positions using the more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the Company’s income tax returns. As of June 30, 2022 and December 31, 2021, the Company had no uncertain tax positions which affected its financial position and its results of operations or its cash flows and will continue to evaluate for uncertain tax positions in the future. If at any time the Company should record interest and penalties in connection with income taxes, the interest and the penalties will be expensed within the interest and general and administrative expenses, respectively.

Fair value of financial instruments:

The Company considers its cash, accounts payable, accrued expenses and the convertible and bridge notes payable to meet the definition of financial instruments. The convertible and bridge notes payable and related warrants are recorded at fair value, see Notes 4, 5 and 6. The carrying amounts of the remaining financial instruments approximated their fair values due to the short maturities.

The Company measures fair value as required by ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”). ASC Topic 820 defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. ASC Topic 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

Earnings (loss) per share:

The Company reports loss per share in accordance with ASC 260-10, Earnings Per Share, which provides for calculation of “basic” and “diluted” earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income or loss available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity. The calculation of diluted net earnings (loss) per share gives effect to ordinary shares equivalents; however, potential common shares are excluded if their effect is anti-dilutive.

For the three and six months ended June 30, 2022, the number of shares excluded from the diluted net earnings (loss) per share included outstanding options and warrants to purchase 309,115 ADSs and 1,052,904 ADSs, respectively. For the three and six months ended June 30, 2021, the 5,183 ADS’s issuable upon the conversion of both the Convertible Notes Payable (as defined below) and the 40,247 ADSs issuable upon conversion of the Bridge Notes (as defined below) as well as the warrants issued in connection with both of these convertible instruments are not included in the denominator since their inclusion would be anti-dilutive.